Share Capital - Schedule of Effect of Share-Based Compensation on Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	$ 7,709	$ 1,576	$ 12,250	$ 1,873
Research and Development Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	2,788	853	5,261	1,013
General and Administrative Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation	$ 4,921	$ 723	$ 6,989	$ 860